Income Taxes (Combined effects of income tax expense exemption and reduction) (Details) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Income Taxes [Abstract]
Preferential tax rate effect	$ 1,008	6,281	20,950	14,430
Basic net (loss)/income per share effect	$ 0.01	0.01	0.04	0.04